Bank of America Corporate Center
100 North Tryon Street
Suite 4000
Charlotte, NC 28202-4025
+1 704 339 3100 Main
+1 704 339 3101 Fax
www.dechert.com

FREDERICK H. SHERLEY
frederick.sherley@dechert.com
+1 704 339 3151 Direct
+1 704 339 3171 Fax

February 28, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	HSBC Investor Portfolios (the “Registrant”)
File No. 811-08928
Post-Effective Amendment No. 19

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Section 8 of the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”). This filing is being made for the purpose of (i) updating certain financial information; (ii) filing the required exhibits; and (iii) making other changes to the Registration Statement. Beneficial interests in the series of the Registrant are not being registered under the Securities Act of 1933, as amended (the “1933 Act”), since such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 704.339.3151.

Very truly yours,

/s/ Frederick H. Sherley

Frederick H. Sherley

16231796.2.BUSINESS

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